Depreciation, amortization and impairment of assets - Summary of Detailed Information About Depreciation Amortization And Impairment of Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Detailed Information About Depreciation Amortization And Impairnent Of Assets [Line Items]
Depreciation and amortization	€ (154,195)	€ (166,205)	€ (168,210)
Impairment	(9,172)	(19,725)	(8,858)
Total depreciation, amortization and impairment of assets	(163,367)	(185,930)	(177,068)
Right-of-use assets [member]
Detailed Information About Depreciation Amortization And Impairnent Of Assets [Line Items]
Depreciation and amortization	(105,779)	(108,510)	(110,166)
Impairment	(6,486)	(15,716)	(7,980)
Property, plant and equipment [member]
Detailed Information About Depreciation Amortization And Impairnent Of Assets [Line Items]
Depreciation and amortization	(37,919)	(46,280)	(45,773)
Impairment	(2,647)	(4,011)	(817)
Intangible assets other than goodwill [member]
Detailed Information About Depreciation Amortization And Impairnent Of Assets [Line Items]
Depreciation and amortization	(10,497)	(11,415)	(12,271)
Impairment	€ (39)	€ (2)	€ (61)